Concession Financial and Sector Assets and Liabilities - Schedule of Sector Financial Assets and Liabilities Net (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	R$ 944
Sectorial Financial Assets, Additions	2,851
Sectorial Financial Assets, Amortization	(3,915)
Sectorial Financial Assets, Remuneration	465
Sectorial Financial Assets, Transfer	460	[1]
Sectorial Financial Assets, Ending Balance	805
Sectorial Financial Assets, Amortization	89
Sectorial Financial Assets, Constitution	716
Sectorial Financial Assets, Current	493
Sectorial Financial Assets, Non-current	312
Sectorial Financial Liabilities Additions During the Year	(2,435)
Sectorial Financial Liabilities, Amortization	3,288
Sectorial Financial Liabilities, Remuneration	(390)
Sectorial Financial Liabilities, Transfer	(463)	[1]
Sectorial Financial Assets and Liabilities Net, Beginning Balance	944
Sectorial Financial Assets and Liabilities Net, Additions	416
Sectorial Financial Assets and Liabilities Net, Amortization	(627)
Sectorial Financial Assets and Liabilities Net, Remuneration	75
Sectorial Financial Assets and Liabilities Net, Transfer	(3)	[1]
Sectorial Financial Assets and Liabilities Net, Ending Balance	805
Sectorial Financial Assets and Liabilities Net, Amortization	89
Sectorial Financial Assets and Liabilities Net, Constitution	716
Sectorial Financial Assets and Liabilities Net, Current	493
Sectorial Financial Assets and Liabilities Net, Non-current	312
CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(345)
Sectorial Financial Assets, Additions	1,597
Sectorial Financial Assets, Amortization	(2,527)
Sectorial Financial Assets, Remuneration	260
Sectorial Financial Assets, Transfer	330	[1]
Sectorial Financial Assets, Ending Balance	(685)
Sectorial Financial Assets, Amortization	(434)
Sectorial Financial Assets, Constitution	(251)
Sectorial Financial Assets, Current	(584)
Sectorial Financial Assets, Non-current	(101)
Energy aquisition (CVA energy) [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(1,787)
Sectorial Financial Assets, Additions	1,213
Sectorial Financial Assets, Amortization	(1,223)
Sectorial Financial Assets, Remuneration	161
Sectorial Financial Assets, Transfer	527	[1]
Sectorial Financial Assets, Ending Balance	(1,109)
Sectorial Financial Assets, Amortization	(443)
Sectorial Financial Assets, Constitution	(666)
Sectorial Financial Assets, Current	(837)
Sectorial Financial Assets, Non-current	(272)
Itaipu Energy Costs [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	594
Sectorial Financial Assets, Additions	(40)
Sectorial Financial Assets, Amortization	(455)
Sectorial Financial Assets, Remuneration	44
Sectorial Financial Assets, Transfer	(114)	[1]
Sectorial Financial Assets, Ending Balance	29
Sectorial Financial Assets, Amortization	143
Sectorial Financial Assets, Constitution	(114)
Sectorial Financial Assets, Current	75
Sectorial Financial Assets, Non-current	(46)
Program of Incentives for Alternative Electricity Sources - PROINFA [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	31
Sectorial Financial Assets, Amortization	(42)
Sectorial Financial Assets, Remuneration	1
Sectorial Financial Assets, Transfer	(10)	[1]
Sectorial Financial Assets, Ending Balance	(20)
Sectorial Financial Assets, Amortization	(19)
Sectorial Financial Assets, Constitution	(1)
Sectorial Financial Assets, Current	(20)
Transport Basic Charges [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	215
Sectorial Financial Assets, Additions	388
Sectorial Financial Assets, Amortization	(265)
Sectorial Financial Assets, Remuneration	40
Sectorial Financial Assets, Transfer	35	[1]
Sectorial Financial Assets, Ending Balance	413
Sectorial Financial Assets, Amortization	114
Sectorial Financial Assets, Constitution	299
Sectorial Financial Assets, Current	291
Sectorial Financial Assets, Non-current	122
Transport of Itaipu Supply [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	18
Sectorial Financial Assets, Additions	60
Sectorial Financial Assets, Amortization	(20)
Sectorial Financial Assets, Remuneration	4
Sectorial Financial Assets, Transfer	5	[1]
Sectorial Financial Assets, Ending Balance	67
Sectorial Financial Assets, Amortization	14
Sectorial Financial Assets, Constitution	53
Sectorial Financial Assets, Current	45
Sectorial Financial Assets, Non-current	22
System Service Charges - ESS [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	583
Sectorial Financial Assets, Additions	(24)
Sectorial Financial Assets, Amortization	(380)
Sectorial Financial Assets, Remuneration	7
Sectorial Financial Assets, Transfer	(248)	[1]
Sectorial Financial Assets, Ending Balance	(62)
Sectorial Financial Assets, Amortization	(242)
Sectorial Financial Assets, Constitution	180
Sectorial Financial Assets, Current	(136)
Sectorial Financial Assets, Non-current	74
CDE [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	1
Sectorial Financial Assets, Amortization	(142)
Sectorial Financial Assets, Remuneration	3
Sectorial Financial Assets, Transfer	135	[1]
Sectorial Financial Assets, Ending Balance	(3)
Sectorial Financial Assets, Amortization	(1)
Sectorial Financial Assets, Constitution	(2)
Sectorial Financial Assets, Current	(2)
Sectorial Financial Assets, Non-current	(1)
Other Sectoral Financial Assets [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	1,289
Sectorial Financial Assets, Additions	1,254
Sectorial Financial Assets, Amortization	(1,388)
Sectorial Financial Assets, Remuneration	205
Sectorial Financial Assets, Transfer	130	[1]
Sectorial Financial Assets, Ending Balance	1,490
Sectorial Financial Assets, Amortization	523
Sectorial Financial Assets, Constitution	967
Sectorial Financial Assets, Current	1,077
Sectorial Financial Assets, Non-current	413
Quotas from Nuclear Energy [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	105
Sectorial Financial Assets, Additions	103
Sectorial Financial Assets, Amortization	(86)
Sectorial Financial Assets, Remuneration	16
Sectorial Financial Assets, Ending Balance	138
Sectorial Financial Assets, Amortization	51
Sectorial Financial Assets, Constitution	87
Sectorial Financial Assets, Current	102
Sectorial Financial Assets, Non-current	36
Neutrality of Parcel A [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	203
Sectorial Financial Assets, Additions	168
Sectorial Financial Assets, Amortization	(51)
Sectorial Financial Assets, Remuneration	5
Sectorial Financial Assets, Transfer	61	[1]
Sectorial Financial Assets, Ending Balance	386
Sectorial Financial Assets, Amortization	(29)
Sectorial Financial Assets, Constitution	415
Sectorial Financial Assets, Current	363
Sectorial Financial Assets, Non-current	23
Energy Over Contracting [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	750	[2]
Sectorial Financial Assets, Additions	643	[2]
Sectorial Financial Assets, Amortization	(529)	[2]
Sectorial Financial Assets, Remuneration	58	[2]
Sectorial Financial Assets, Ending Balance	922	[2]
Sectorial Financial Assets, Amortization	349	[2]
Sectorial Financial Assets, Constitution	573	[2]
Sectorial Financial Assets, Current	688	[2]
Sectorial Financial Assets, Non-current	234	[2]
Tariff Refunds [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	(71)
Sectorial Financial Assets, Transfer	(17)	[1]
Sectorial Financial Assets, Ending Balance	(88)
Sectorial Financial Assets, Amortization	(25)
Sectorial Financial Assets, Constitution	(63)
Sectorial Financial Assets, Current	(67)
Sectorial Financial Assets, Non-current	(21)
Other [Member] | CVA Assets [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Beginning Balance	302
Sectorial Financial Assets, Additions	340
Sectorial Financial Assets, Amortization	(722)
Sectorial Financial Assets, Remuneration	126
Sectorial Financial Assets, Transfer	86	[1]
Sectorial Financial Assets, Ending Balance	132
Sectorial Financial Assets, Amortization	177
Sectorial Financial Assets, Constitution	(45)
Sectorial Financial Assets, Current	(9)
Sectorial Financial Assets, Non-current	141
CVA Liabilities [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(1,706)
Sectorial Financial Liabilities, Amortization	2,380
Sectorial Financial Liabilities, Remuneration	(343)
Sectorial Financial Liabilities, Transfer	(331)	[1]
CVA Liabilities [Member] | Energy aquisition (CVA energy) [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(1,179)
Sectorial Financial Liabilities, Amortization	1,941
Sectorial Financial Liabilities, Remuneration	(234)
Sectorial Financial Liabilities, Transfer	(528)	[1]
CVA Liabilities [Member] | Itaipu Energy Costs [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Additions	(109)
Sectorial Financial Liabilities, Remuneration	(5)
Sectorial Financial Liabilities, Transfer	114	[1]
CVA Liabilities [Member] | Program of Incentives for Alternative Electricity Sources - PROINFA [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Additions	(31)
Sectorial Financial Liabilities, Amortization	25
Sectorial Financial Liabilities, Remuneration	(4)
Sectorial Financial Liabilities, Transfer	10	[1]
CVA Liabilities [Member] | Transport Basic Charges [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Amortization	35
Sectorial Financial Liabilities, Transfer	(35)	[1]
CVA Liabilities [Member] | Transport of Itaipu Supply [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities, Amortization	5
Sectorial Financial Liabilities, Transfer	(5)	[1]
CVA Liabilities [Member] | System Service Charges - ESS [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(506)
Sectorial Financial Liabilities, Amortization	371
Sectorial Financial Liabilities, Remuneration	(113)
Sectorial Financial Liabilities, Transfer	248	[1]
CVA Liabilities [Member] | CDE [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Assets, Additions	119
Sectorial Financial Liabilities, Amortization	3
Sectorial Financial Liabilities, Remuneration	13
Sectorial Financial Liabilities, Transfer	(135)	[1]
CVA Liabilities [Member] | Other Sectoral Financial Liabilities [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(729)
Sectorial Financial Liabilities, Amortization	908
Sectorial Financial Liabilities, Remuneration	(47)
Sectorial Financial Liabilities, Transfer	(132)	[1]
CVA Liabilities [Member] | Neutrality of Parcel A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(58)
Sectorial Financial Liabilities, Amortization	124
Sectorial Financial Liabilities, Remuneration	(5)
Sectorial Financial Liabilities, Transfer	(61)	[1]
CVA Liabilities [Member] | Tariff Refunds [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(88)
Sectorial Financial Liabilities, Amortization	73
Sectorial Financial Liabilities, Remuneration	(2)
Sectorial Financial Liabilities, Transfer	17	[1]
CVA Liabilities [Member] | Other [Member]
Disclosure of detailed information about service concession arrangements [line items]
Sectorial Financial Liabilities Additions During the Year	(583)
Sectorial Financial Liabilities, Amortization	711
Sectorial Financial Liabilities, Remuneration	(40)
Sectorial Financial Liabilities, Transfer	R$ (88)	[1]

[1]	In addition to the transfers between sectoral financial assets and liabilities, there was a transfer of R$1,550 to the "Other assets" group.
[2]	Reversal of the over contracting amounts passed on to consumers in the 2018 and 2019 tariff adjustments because they were previously recognized by ANEEL as involuntary over contracting, made possible by the publication of the involuntariness orders, recognizing over contracting as voluntary. Regarding the amount constituted in the period, there is a high volume of surplus energy, mainly due to the growing increase in the energy injected by MMGD facilities, settled at a low PLD.